Estimates, Significant Accounting Policies and Balance Sheet Detail (Other Current Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Deposits paid to vendors	$ 41	$ 66
Prepaid and other	270	118
Total other current assets	$ 311	$ 184